Average Annual Total Returns - FidelityEnduringOpportunitiesFund-PRO - FidelityEnduringOpportunitiesFund-PRO - Fidelity Enduring Opportunities Fund	Dec. 30, 2022
Fidelity Enduring Opportunities Fund | Return Before Taxes
Average Annual Return:
Past 1 year	19.49%
Since Inception	26.46%
Fidelity Enduring Opportunities Fund | After Taxes on Distributions
Average Annual Return:
Past 1 year	18.69%
Since Inception	26.05%
Fidelity Enduring Opportunities Fund | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	12.04%
Since Inception	20.74%
MS159
Average Annual Return:
Past 1 year	18.90%
Since Inception	18.91%	[1]

[1]	A From November 5, 2019